Supplement Dated March 8, 2013 to your Prospectus

Oppenheimer Value Fund/VA - Fund Name Change

Effective April 30, 2013, the Oppenheimer Value Fund/VA will be renamed the Oppenheimer Equity Income Fund/VA.  All references in the Prospectus to the Oppenheimer Value Fund/VA will be changed to the Oppenheimer Equity Income Fund/VA.

Oppenheimer Equity Income Fund/VA - Investment Objective

Effective April 30, 2013, the investment objective of the Oppenheimer Equity Income Fund/VA will be:

The Fund seeks total return.

Oppenheimer Global Securities Fund/VA - Fund Name Change

Effective April 30, 2013, the Oppenheimer Global Securities Fund/VA will be renamed the Oppenheimer Global Fund/VA.  All references in the Prospectus to the Oppenheimer Global Securities Fund/VA will be changed to the Oppenheimer Global Fund/VA.

Oppenheimer Global Fund/VA - Investment Objective

Effective April 30, 2013, the investment objective of the Oppenheimer Global Fund/VA will be:

The Fund seeks capital appreciation.

This Supplement should be retained with your Prospectus for future reference.

HV-7429